Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Jun. 18, 2013	May 31, 2013
Stockholders' equity (deficit):
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized shares	500,000	500,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000		5,000,000,000
Common stock, shares issued	24,396,195	24,356,989	24,385,617
Common stock, shares outstanding	24,396,195	24,356,989	24,385,617